Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment and corporate information
Revenue from contracts with customers	€ 4,283,699	€ 4,353,698	€ 8,639,203	€ 8,673,118
Revenue from insurance contracts	488,279	393,123	991,639	776,051
Revenue from lease contracts	19,735	19,617	42,325	41,791
Revenue	4,791,713	4,766,438	9,673,167	9,490,960
Costs of revenue	(3,577,352)	(3,599,949)	(7,274,828)	(7,150,820)
Research and development	(38,116)	(45,585)	(81,598)	(93,386)
Operating income (loss)	425,283	424,789	756,673	670,802
Interest	(74,729)	(85,331)	(155,466)	(173,518)
Income before income taxes	350,554	339,458	601,207	497,284
Depreciation and amortization	(362,031)	(383,762)	(744,628)	(771,497)
Impairment loss	(13,204)	(3,257)	(24,970)	(127,965)
Income (loss) from equity method investees	45,175	32,639	93,008	61,482
Total assets	31,291,184	33,896,204	31,291,184	33,896,204	€ 33,566,579
thereof investment in equity method investees	710,728	647,964	710,728	647,964	€ 620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets	286,994	300,612	604,702	585,650
Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,225,352	3,329,015	6,501,665	6,694,351
Revenue	3,225,352	3,329,015	6,501,665	6,694,351
Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,058,347	1,024,683	2,137,538	1,978,767
Revenue from lease contracts	19,735	19,617	42,325	41,791
Revenue	1,078,082	1,044,300	2,179,863	2,020,558
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,283,699	4,353,698	8,639,203	8,673,118
Revenue from insurance contracts	488,279	393,123	991,639	776,051
Revenue from lease contracts	19,735	19,617	42,325	41,791
Revenue	4,791,713	4,766,438	9,673,167	9,490,960
Total Segment | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,225,352	3,329,015	6,501,665	6,694,351
Total Segment | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,058,347	1,024,683	2,137,538	1,978,767
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,262,807	3,356,726	6,590,551	6,721,353
Revenue	3,262,807	3,356,726	6,590,551	6,721,353
Care Delivery | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,207,936	3,307,564	6,458,118	6,632,301
Care Delivery | Healthcare products
Segment and corporate information
Revenue from contracts with customers	54,871	49,162	132,433	89,052
Value-Based Care
Segment and corporate information
Revenue from contracts with customers	17,416	21,451	43,547	62,050
Revenue from insurance contracts	488,279	393,123	991,639	776,051
Revenue	505,695	414,574	1,035,186	838,101
Value-Based Care | Healthcare services
Segment and corporate information
Revenue from contracts with customers	17,416	21,451	43,547	62,050
Care Enablement
Segment and corporate information
Revenue from contracts with customers	1,003,476	975,521	2,005,105	1,889,715
Revenue from lease contracts	19,735	19,617	42,325	41,791
Revenue	1,023,211	995,138	2,047,430	1,931,506
Care Enablement | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,003,476	975,521	2,005,105	1,889,715
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,234,220	5,258,891	10,577,471	10,460,191
Costs of revenue	(4,013,011)	(4,078,456)	(8,167,524)	(8,104,113)
Research and development	(38,116)	(45,585)	(81,598)	(93,386)
Operating income (loss)	426,583	394,062	844,130	652,826
Depreciation and amortization	(354,479)	(376,956)	(730,872)	(756,975)
Impairment loss	(13,204)	(3,257)	(24,970)	(127,965)
Income (loss) from equity method investees	45,175	32,639	93,008	61,482
Total assets	54,297,930	61,621,116	54,297,930	61,621,116
thereof investment in equity method investees	710,728	647,964	710,728	647,964
Additions of property, plant and equipment, intangible assets and right-of-use assets	291,378	312,176	613,506	586,972
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,380,682	3,480,947	6,827,510	6,961,662
Costs of revenue	(2,603,301)	(2,704,090)	(5,342,930)	(5,463,304)
Research and development		(10)		(22)
Operating income (loss)	346,402	334,886	666,399	502,092
Depreciation and amortization	(243,716)	(261,486)	(504,322)	(525,000)
Impairment loss	(10,003)	11,412	(17,079)	(112,249)
Income (loss) from equity method investees	45,175	32,639	93,008	61,482
Total assets	39,706,254	45,407,957	39,706,254	45,407,957
thereof investment in equity method investees	710,728	647,964	710,728	647,964
Additions of property, plant and equipment, intangible assets and right-of-use assets	177,749	217,235	387,485	405,981
Operating Segments | Value-Based Care
Segment and corporate information
Revenue	505,695	414,574	1,035,186	838,101
Costs of revenue	(486,685)	(394,180)	(979,314)	(772,582)
Operating income (loss)	(8,842)	(6,103)	(5,593)	15,240
Depreciation and amortization	(1,435)	(1,114)	(2,676)	(2,254)
Impairment loss	82		(2,192)
Total assets	590,177	690,418	590,177	690,418
Additions of property, plant and equipment, intangible assets and right-of-use assets	91	150	198	354
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,347,843	1,363,370	2,714,775	2,660,428
Costs of revenue	(923,025)	(980,186)	(1,845,280)	(1,868,227)
Research and development	(38,116)	(45,575)	(81,598)	(93,364)
Operating income (loss)	89,023	65,279	183,324	135,494
Depreciation and amortization	(109,328)	(114,356)	(223,874)	(229,721)
Impairment loss	(3,283)	(14,669)	(5,699)	(15,716)
Total assets	14,001,499	15,522,741	14,001,499	15,522,741
Additions of property, plant and equipment, intangible assets and right-of-use assets	113,538	94,791	225,823	180,637
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	1,534	(5,932)	2,090	(4,921)
Operating income (loss)	7,082	36,040	(73,758)	22,451
Depreciation and amortization	(16,958)	(17,973)	(33,998)	(36,021)
Total assets	11,396,571	12,454,399	11,396,571	12,454,399
Additions of property, plant and equipment, intangible assets and right-of-use assets	6,558	5,707	11,975	26,127
Inter-segment
Segment and corporate information
Revenue	(442,507)	(492,453)	(904,304)	(969,231)
Costs of revenue	434,125	484,439	890,606	958,214
Operating income (loss)	(8,382)	(5,313)	(13,699)	(4,475)
Depreciation and amortization	9,406	11,167	20,242	21,499
Total assets	(34,403,317)	(40,179,311)	(34,403,317)	(40,179,311)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(10,942)	(17,271)	(20,779)	(27,449)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(442,507)	(492,453)	(904,304)	(969,231)
Inter-segment | Care Delivery
Segment and corporate information
Revenue	(117,875)	(124,221)	(236,959)	(240,309)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (324,632)	€ (368,232)	€ (667,345)	€ (728,922)